Shareholders' Equity - Issuance Costs (Details)	12 Months Ended
	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Sep. 30, 2020 $ / shares
Stockholder's Equity
Issuance costs			$ 2,645,000
Transaction costs on issuance of financial liabilities			$ 210,000
Compensation options to underwriters
Stockholder's Equity
Exercise price | $ / shares	$ 5.20
Issued (in shares)	129,808	129,808	368,000
Contractual term	2 years	2 years
Fair value of options, per share | $ / shares		$ 1.02
Fair value of options	$ 133,000	$ 133,000
Private Placement | Compensation options to underwriters
Stockholder's Equity
Issuance costs			$ 2,855,000
Reduction to equity			$ 2,645,000
Exercise price | $ / shares	$ 4.60			$ 4.60
Issued (in shares)	367,826	367,826	367,826
Contractual term	2 years	2 years
Fair value of options, per share | $ / shares		$ 1.24
Fair value of options	$ 456,000	$ 456,000